Debt, Commitments and Contingencies - Additional Information (Detail)		1 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 01, 2018	Jul. 30, 2018 ft²	Dec. 31, 2017 USD ($) $ / shares shares	Nov. 30, 2017 USD ($)	Jun. 30, 2017 USD ($) $ / shares shares	Nov. 30, 2016 USD ($) Tranche $ / shares shares	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($)	Jan. 01, 2019 USD ($)	Apr. 30, 2017 ft²
Debt Instrument [Line Items]
Loan and security agreement, payment term									Issuable in three separate tranches (the Term Loans), $10.0 million of which was funded in November 2016, $5.0 million of which was funded in June 2017 and $5.0 million of which was funded in December 2017.		issuable in three separate tranches (the Term Loans), $10.0 million of which was funded in November 2016, $5.0 million of which was funded in June 2017 and $5.0 million of which was funded in December 2017.
Lease facility | ft²		20,508													24,494
Noncancelable operating leases termination term		2023-05
Rent expense											$ 1,000,000	$ 900,000	$ 500,000
Research and development							$ 3,799,000	$ 4,202,000	$ 10,458,000	$ 16,836,000	20,385,000	30,067,000	42,846,000
Lease, practical expedients, package									true
Right-of-use assets							2,994,000		$ 2,994,000					$ 3,500,000
Operating lease, liability							$ 3,168,000		$ 3,168,000					$ 3,500,000
Operating lease, discount rate							9.60%		9.60%
Operating lease cost							$ 200,000	300,000	$ 700,000	800,000
Operating lease, weighted average remaining lease term							3 years 8 months 12 days		3 years 8 months 12 days
Operating lease, weighted average discount rate							9.60%		9.60%
Non-cancelable operating lease, existence of option to extend		false
Non-cancelable operating lease, option to extend		With the lease amendment, we do not have an option to extend the lease.
Strategic Advisor Agreement [Member] | John D. Mendlein [Member]
Debt Instrument [Line Items]
Strategic advisor agreement period, maximum				4 years
Strategic advisor fee monthly rate for first year				$ 42,500
Strategic advisor fee monthly rate for rest of term				$ 7,500
Strategic advisor agreement expenses											$ 500,000
The Scripps Research Institute [Member]
Debt Instrument [Line Items]
Termination of research funding and option agreement effective month and year	2018-11										2018-11
Research Funding and Option Agreement [Member] | The Scripps Research Institute [Member]
Debt Instrument [Line Items]
Research and development								$ 500,000		$ 1,500,000	$ 1,700,000	1,800,000	$ 1,600,000
Silicon Valley Bank and Solar Capital, Ltd. [Member]
Debt Instrument [Line Items]
Available credit under loan and security agreement						$ 20,000,000
Number of tranches | Tranche						3
Term loan, principal outstanding before deducting debt issuance cost							$ 9,300,000		$ 9,300,000		15,300,000
Term loan, debt issuance costs							200,000		$ 200,000		$ 300,000
Warrants expiration year									7 years		7 years
Aggregate fair value of warrants using black scholes option pricing model			$ 500,000									500,000
Final maturity payment accrued over life of term loan through interest expense											$ 1,800,000
Accretion of final payment of debt instrument							$ 1,400,000		$ 1,400,000
Final maturity payment accrued over life of term loans through interest expense due in 2020									$ 1,800,000
Silicon Valley Bank and Solar Capital, Ltd. [Member] | Term Loans Tranche One [Member]
Debt Instrument [Line Items]
Available credit under loan and security agreement						$ 10,000,000
Loan and security agreement funded date						Nov. 30, 2016
Exercise price of warrant per share | $ / shares						$ 43.93
Silicon Valley Bank and Solar Capital, Ltd. [Member] | Term Loans Tranche One [Member] | Previously Reported
Debt Instrument [Line Items]
Exercise price of warrant per share | $ / shares						$ 43.93
Silicon Valley Bank and Solar Capital, Ltd. [Member] | Term Loans Tranche One [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Warrants to purchase number of common stock, shares | shares						3,415
Silicon Valley Bank and Solar Capital, Ltd. [Member] | Term Loans Tranche One [Member] | Common Stock [Member] | Previously Reported
Debt Instrument [Line Items]
Warrants to purchase number of common stock, shares | shares						3,415
Silicon Valley Bank and Solar Capital, Ltd. [Member] | Term Loans Tranche Two [Member]
Debt Instrument [Line Items]
Available credit under loan and security agreement					$ 5,000,000
Loan and security agreement funded date					Jun. 30, 2017
Exercise price of warrant per share | $ / shares					$ 50.37
Silicon Valley Bank and Solar Capital, Ltd. [Member] | Term Loans Tranche Two [Member] | Previously Reported
Debt Instrument [Line Items]
Exercise price of warrant per share | $ / shares					$ 50.37
Silicon Valley Bank and Solar Capital, Ltd. [Member] | Term Loans Tranche Two [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Warrants to purchase number of common stock, shares | shares					1,489
Silicon Valley Bank and Solar Capital, Ltd. [Member] | Term Loans Tranche Two [Member] | Common Stock [Member] | Previously Reported
Debt Instrument [Line Items]
Warrants to purchase number of common stock, shares | shares					1,489
Silicon Valley Bank and Solar Capital, Ltd. [Member] | Term Loans Tranche Three [Member]
Debt Instrument [Line Items]
Available credit under loan and security agreement			$ 5,000,000									$ 5,000,000
Loan and security agreement funded date			Dec. 31, 2017
Exercise price of warrant per share | $ / shares			$ 51.98									$ 51.98
Silicon Valley Bank and Solar Capital, Ltd. [Member] | Term Loans Tranche Three [Member] | Previously Reported
Debt Instrument [Line Items]
Exercise price of warrant per share | $ / shares			$ 51.98									$ 51.98
Silicon Valley Bank and Solar Capital, Ltd. [Member] | Term Loans Tranche Three [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Warrants to purchase number of common stock, shares | shares			1,443									1,443
Silicon Valley Bank and Solar Capital, Ltd. [Member] | Term Loans Tranche Three [Member] | Common Stock [Member] | Previously Reported
Debt Instrument [Line Items]
Warrants to purchase number of common stock, shares | shares			1,443									1,443
Loan Amendment Agreement with SVB and Solar [Member]
Debt Instrument [Line Items]
Loan and security agreement, payment term									Under the Loan Agreement, we were obligated to make interest only payments through June 1, 2018. Beginning June 2018, we were obligated to make consecutive equal monthly payments of principal and interest in arrears through the maturity date of November 18, 2020.		Under the Loan Agreement, we are obligated to make interest only payments through June 1, 2018, followed by consecutive equal monthly payments of principal and interest in arrears through the maturity date of November 18, 2020. Accordingly, we started paying the Term Loans in June 2018.
Maturity date									Nov. 18, 2020		Nov. 18, 2020
Percentage of funded amounts for final payment						8.75%
Loan Amendment Agreement with SVB and Solar [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Interest rate spread on variable rate						4.10%
Loan Amendment Agreement with SVB and Solar [Member] | Minimum [Member]
Debt Instrument [Line Items]
Prepayment fee percentage						1.00%
Loan Amendment Agreement with SVB and Solar [Member] | Maximum [Member]
Debt Instrument [Line Items]
Prepayment fee percentage						3.00%